Reconciliation of Profit/(Loss) After Income Tax to Net Cash Used in Operating Activities - Summary of Reconciliation of Profit/(Loss) After income Tax to Net Cash Used in Operating Activities (Detail) - AUD ($)
$ in Thousands
	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Reconciliation Of Loss After Income Tax To Net Cash Used In Operating Activities [Abstract]
Profit (loss) after income tax	$ 4,094	$ (11,640)	$ (5,690)
Adjustments for:
Loss on disposal of fixed assets	9	1	6
Depreciation and amortisation	221	194	217
Share-based payments	939	434	386
Loss on assets held for sale	29
Net unrealised foreign exchange	(1,053)	(82)	242
Change in operating assets and liabilities:
(Decrease)/Increase in trade and other receivables	(2,542)	72	814
(Decrease) in other current assets	(104)	(121)	(182)
Decrease in trade and other payables	1,066	1,259	114
Decrease in R&D grant receivable	3,214	112	(4,233)
(Decrease) in employee benefits	(1)	(23)	(3)
(Decrease) in provision	(15)		25
Net cash provided by/(used in) operating activities	$ 5,857	$ (9,794)	$ (8,304)